Basic and diluted (loss) earnings per share (Details) - Schedule of basic and diluted net (loss) earnings per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares Class A [Member]
Basic and diluted (loss) earnings per share (Details) - Schedule of basic and diluted net (loss) earnings per share (Parentheticals) [Line Items]
Diluted net (loss) earnings per share (in Dollars per share)	$ (0.21)	$ (0.03)	$ (0.00)
Ordinary shares Class B [Member]
Basic and diluted (loss) earnings per share (Details) - Schedule of basic and diluted net (loss) earnings per share (Parentheticals) [Line Items]
Diluted net (loss) earnings per share (in Dollars per share)	$ (0.21)	$ (0.03)	$ (0.00)